SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Agreement on Joint Venture

On August 4, 2021, MDJM, through its wholly owned subsidiary, MDJM UK, entered into a Joint Venture Shareholders’ Agreement (the “Agreement”) with Ocean Tide Wealth Limited, a specialist mortgage broker and a company incorporated and registered in England and Wales (“Ocean Tide”), and Mingzhe Zhang (together with MDJM UK and Ocean Tide, the “Parties”). The Agreement specified the terms and conditions according to which the Parties will exercise their rights in relation to a newly-established joint venture company in England and Wales, Mansions Estate Agent Ltd (“Mansions Estate”), of which MDJM UK holds 51% of the equity interests. The business of Mansions Estate is residential property management and real estate agencies (the “Business”). Pursuant to the Agreement, MDJM UK will be responsible for the promotion of the Business in the PRC and Mansions Estate’s cooperation with the landlords in relation to the Business; Ocean Tide will carry out operational procurement of and promotion of the Business in the UK and the recruitment of Mansions Estate in the UK; and Mingzhe Zhang will be responsible for sourcing clients to Mansions Estate. MDJM UK agreed to (i) deposit approximately $346,000 (£250,000) in cash to a certain escrow account (the “Escrow Account”) as soon as reasonably practical after signing the Agreement (the “First Tranche A Capital”) and (ii) pay another approximately $346,000 (£250,000) to the Escrow Account or Mansions Estate’s bank account within four calendar months from the date on which the First Tranche A Capital is deposited to the Escrow Account.

Dissolution of Xishe (Tianjin) Culture and Media Co., Ltd.

On August 17, 2021, Xishe (Tianjin) Culture and Media Co., Ltd. (“Xishe Culture”), a subsidiary of Mingda Tianjin, was dissolved. Xishe Culture was formed on July 25, 2018. The major revenue source of Xishe Culture was consulting service fees. Xishe Culture’s revenue was approximately 1.8% of the total revenue of the Group in the year ended December 31, 2020, and 1.3% of the total revenue of the Group in the six months ended June 30, 2021. The dissolution of Xishe Culture did not have a major effect on the Group’s operations and financial results.